Condensed Financial Information - Parent Company Only	6 Months Ended
Mar. 31, 2012
Condensed Financial Information - Parent Company Only [Abstract]
Condensed Financial Information - Parent Company Only
Note 15 — Condensed Financial Information—Parent Company Only

Condensed Statements of Financial Condition

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Assets
Cash and Cash Equivalents	$814	$1,799	$550
Investment in subsidiaries	58,131	53,321	59,129
Investment securities available for sale	—	2,640	3,782
Loans receivable, net	2,261	2,315	2,420
Deferred income taxes, net	243	212	188
Other assets	516	559	185
Total Assets	$61,965	$60,846	$66,254

Liabilities
Accounts payable	$62	$562	$47

Shareholders' Equity	61,903	60,284	66,207
Total Liabilities and Shareholders' Equity	$61,965	$60,846	$66,254

Condensed Statements of Operations

	March 31,		September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Income
Interest income	$74	$106	$210	$257	$294
Total Interest Income	74	106	210	257	294

Gain on sale of investment securities	40	—	—	—	2

Expense
Other operating expenses	8	41	58	58	36
Total Other Expenses	8	41	58	58	36

Gain before Equity in Undistributed Net Income (Loss) of Subsidiaries and Income Tax Benefit (Expense)	106	65	152	199	260

Equity in Undistributed Net Income (Loss) of Subsidiaries	1,400	(5,486)	(6,094)	(3,341)	852

Income tax benefit (expense)	36	22	170	(13)	(102)

Net Income (Loss)	$1,470	$(5,443)	$(6,112)	$(3,129)	$1,010

Condensed Statements of Cash Flows

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Net income (loss)	$1,470	$(5,443)	$(6,112)	$(3,129)	$1,010
Undistributed net (income) loss of subsidiaries	(1,400)	5,486	6,094	3,341	(852)
Deferred income taxes, net	(39)	(25)	(30)	9	144
ESOP shares committed to be released	45	34	98	121	104
Amortization of discounts on investment securities	79	(2)	(4)	(1)	(4)
Net gain on sale of investment securities	(40)	—	—	—	(2)
Increase (decrease) in other liabilities	(500)	14	14	(36)	83
Other assets	(147)	15	40	(14)	(314)
Net Cash (Used in) Provided by Operating Activities	(532)	79	100	291	169

Cash Flows from Investing Activities
Proceeds from maturities and principal collection on investments available for sale, net	888	2,145	742	475	483
Purchases of investment securities	(1,001)	(650)	(3,290)	(2,207)	(243)
Calls, sales of investment securities	2,806	—	3,673	1,300	508
Loan originations and principal collections, net	54	51	105	100	95
Net Cash Provided by (Used in) Investing Activities	2,747	1,546	1,230	(332)	843

Cash Flows from Financing Activities
Treasury stock repurchase	—	—	—	(458)	(19)

Capitalization	(3,200)	—	—	—	—
Cash dividends paid	—	(81)	(81)	(327)	(415)
Net Cash Used in Financing Activities	(3,200)	(81)	(81)	(785)	(434)

Net (Decrease) Increase in Cash and Cash Equivalents	(985)	1,544	1,249	(826)	578

Cash and Cash Equivalents—Beginning	1,799	550	550	1,376	798

Cash and Cash Equivalents—Ending	$814	$2,094	$1,799	$550	$1,376